FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, Contracted Future Minimum Rental Payments Due Under Non-Cancellable Operating Leases (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Contracted Future Minimum Rental Payments Due [Abstract]
2019	$ 403,535
2020	372,432
2021	323,232
2022	272,427
2023	227,535
Thereafter	661,006
Future minimum rental payments under operating leases	$ 2,260,167